Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Derivatives and Fair Value Measurements

Note 13 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (currently ranging from 25% to 35%, depending on the jurisdiction) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2013 through March 2015. Under such contracts, Southwest pays the counterparty a fixed rate and receives from the counterparty a floating rate per MMBtu (“dekatherm”) of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2012	December 31, 2011
Contract notional amounts	14,579	10,827

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2012, 2011, and 2010 and their location in the income statements (thousands of dollars):

Gains (losses) recognized in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2012		2011		2010
Swaps	Net cost of gas sold	$(4,854)		$(18,201)		$(27,690)
Swaps	Net cost of gas sold	4,854	*	18,201	*	27,690	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

In January 2010, Southwest entered into two FSIRS to hedge the risk of interest rate variability during the period leading up to the planned issuance of fixed-rate debt to replace $200 million of debt that matured in February 2011 and $200 million that matured in May 2012. The counterparties to each agreement were four major banking institutions. The first FSIRS was a designated cash flow hedge and terminated in December 2010 concurrent with the related issuance of $125 million 4.45% 10-year Senior Notes. The second FSIRS was also a designated cash flow hedge and had a notional amount of $100 million. It terminated in March 2012 concurrent with the related issuance of $250 million 3.875% 10-year Senior Notes. At settlement of the second FSIRS, Southwest paid an aggregate $21.8 million to the counterparties. No gain or loss was recognized in income (ineffective portion) for either FSIRS during any period, including the periods presented in the following table.

Gains (losses) recognized in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2012	Year Ended December 31, 2011
(Thousands of dollars)
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$2,959	$(17,958)

The following table sets forth the fair values of the Company’s Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2012 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$132	$(126)	$6
Swaps	Other current liabilities	391	(2,467)	(2,076)
Swaps	Other deferred credits	233	(552)	(319)

Total		$756	$(3,145)	$(2,389)

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Other current liabilities	$—	$(11,122)	$(11,122)
Swaps	Other deferred credits	—	(621)	(621)

Total		$—	$(11,743)	$(11,743)

Fair values of derivatives designated as hedging instruments:

December 31, 2011 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other current liabilities	$—	$(24,713)	$(24,713)

As noted above, the FSIRS that remained at December 31, 2011 terminated in March 2012.

The estimated fair values of the natural gas derivatives were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment (“PGA”) mechanism in determining its deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income. The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
(Thousands of dollars)
Paid to counterparties	$14,843	$17,283	$16,574

Received from counterparties	$634	$—	$831

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the balance sheets (thousands of dollars).

December 31, 2012
Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(6)
Swaps	Prepaids and other current assets	2,076
Swaps	Deferred charges and other assets	319

December 31, 2011
Instrument	Balance Sheet Location	Net Total
Swaps	Prepaids and other current assets	$11,122
Swaps	Deferred charges and other assets	621

Fair Value Measurements.    The estimated fair values of Southwest’s Swaps were determined at December 31, 2012 and 2011 using New York Mercantile Exchange (“NYMEX”) futures settlement prices for delivery of natural gas at Henry Hub adjusted by the price of NYMEX ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs (inputs, other than quoted prices, for similar assets or liabilities) are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

The estimated fair value of Southwest’s FSIRS at December 31, 2011 was determined using a discounted cash flow model that utilized forward interest rate curves. The inputs to the model were the terms of the FSIRS. These Level 2 inputs were observable in the marketplace throughout the full term of the FSIRS, but were credit-risk adjusted with no significant impact to the overall fair value measure. See Note 5 – Other Comprehensive Income and Accumulated Other Comprehensive Income (“AOCI”) for more information on the FSIRS.

See Note 10 – Pension and Other Postretirement Benefits for definitions of the levels of the fair value hierarchy. The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value:

Level 2 - Significant other observable inputs

	December 31, 2012	December 31, 2011
(Thousands of dollars)
Assets at fair value:
Deferred charges and other assets - Swaps	$6	$—
Liabilities at fair value:
Other current liabilities - Swaps	(2,076)	(11,122)
Other deferred credits - Swaps	(319)	(621)
Other current liabilities - FSIRS	—	(24,713)

Net Assets (Liabilities)	$(2,389)	$(36,456)

No financial assets or liabilities accounted for at fair value fell within Level 1 or Level 3 of the fair value hierarchy.